Retirement Savings Plan	12 Months Ended
Dec. 31, 2012
Retirement Savings Plan
Retirement Savings Plan

9. Retirement Savings Plan

        The Company sponsors a defined contribution retirement savings plan for substantially all of its employees. Employees who are not classified as HCE's (highly compensated employees) may contribute up to 30% of their salary; HCE's may contribute up to 6% of their salary. The Plan provides a discretionary company match which is determined annually. Currently, the Company matches 25% of the first 6% of compensation employees contribute to the plan. The employees vest in the employer contributions over a three-year period beginning on the employee's hire date. The expense incurred by the Company related to this plan was $6.0 million, $7.6 million and $8.2 million during the years ended December 31, 2010, 2011 and 2012, respectively.